NOTE 10 - PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 18, 2015	Aug. 10, 2015	Mar. 06, 2015	Oct. 01, 2014	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 28, 2015	Jun. 29, 2015	May. 11, 2015
NOTE 10 - PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) [Line Items]
Debt Instrument, Face Amount								$ 200,000	$ 50,000	$ 300,000
Class of Warrant or Rights, Granted	121,144			4,000	600	4,256,522	245,139
Warrants, Term of Warrants	5 years		4 years	5 years
Debt Instrument, Interest Rate, Stated Percentage								38.00%	40.00%	35.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.125			$ 5.00	$ 5.00	$ 20.00
Debt Conversion, Converted Instrument, Shares Issued							43,097
Convertible Debt [Member]
NOTE 10 - PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) [Line Items]
Debt Instrument, Face Amount		$ 1,795,000
Class of Warrant or Rights, Granted		527,634
Warrants, Term of Warrants		5 years
Debt Instrument, Interest Rate, Stated Percentage		8.00%				2.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.125
Debt Conversion, Converted Instrument, Shares Issued		659,523				121,543
Interest Rate, Additional Recognized Related to Attached Warrants [Member] | Convertible Debt [Member]
NOTE 10 - PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		16.00%